Investment Objectives and Goals	Sep. 30, 2025
First Trust Merger Arbitrage Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION — FIRST TRUST MERGER ARBITRAGE FUND
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The First Trust Merger Arbitrage Fund (the “Fund”) seeks returns that are largely uncorrelated with the returns of the general stock market, and capital appreciation.
First Trust Multi-Strategy Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – FIRST TRUST MULTI-STRATEGY FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The primary investment objective of the First Trust Multi-Strategy Fund (the “Fund”) is to seek long-term capital appreciation by pursuing positive absolute returns across market cycles. In pursuing its objective, the Fund seeks to generate attractive long-term returns with low sensitivity to traditional equity and fixed-income indices.